AB Active ETFs, Inc.

AB New York Intermediate Municipal ETF

Portfolio of Investments

February 28, 2026 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 99.5%
Long-Term Municipal Bonds – 89.6%
New York – 79.2%
Albany Capital Resource Corp. (Albany Medical Center Hospital Obligated Group) Series 2025 5.25%, 05/01/2042	$1,500	$1,708,709
5.25%, 05/01/2043	2,250	2,527,423
Albany County Airport Authority (Albany County Airport Authority) Series 2020-B 5.00%, 12/15/2026	855	871,124
Broome County Local Development Corp. (United Health Services Hospitals Obligated Group) AG Series 2020 3.00%, 04/01/2035	2,220	2,179,914
3.00%, 04/01/2036	2,000	1,937,620
3.00%, 04/01/2037	1,500	1,431,583
4.00%, 04/01/2034	725	754,905
4.00%, 04/01/2038	2,900	2,956,792
4.00%, 04/01/2040	1,500	1,516,029
5.00%, 04/01/2032	2,000	2,169,804
5.00%, 04/01/2033	1,000	1,080,854
Build NYC Resource Corp. (Build NYC Resource Corp.) 5.25%, 11/01/2029	759	607,254
Build NYC Resource Corp. (East Harlem Scholars Academy Charter School Obligated Group) Series 2022 5.00%, 06/01/2032(a)	1,150	1,193,998
5.75%, 06/01/2042(a)	2,250	2,311,029
Build NYC Resource Corp. (Grand Concourse Acadmey Charter School) Series 2022 5.00%, 07/01/2042	550	559,917
Build NYC Resource Corp. (Integration Charter Schools) Series 2021 5.00%, 06/01/2041(a)	800	734,326
Build NYC Resource Corp. (REN 4520 83rd Street LLC) Series 2025 4.25%, 06/15/2035	1,900	1,942,926
4.75%, 06/15/2040	1,900	1,936,851
5.75%, 06/15/2060	1,500	1,513,401
Build NYC Resource Corp. (Success Academy Charter Schools Obligated Group) Series 2024 4.00%, 09/01/2040	1,060	1,069,219
4.00%, 09/01/2041	1,725	1,731,031
4.00%, 09/01/2042	1,175	1,168,661
5.00%, 09/01/2038	1,485	1,602,551
5.00%, 09/01/2039	1,125	1,206,933

	Principal Amount (000)	U.S. $ Value

Build NYC Resource Corp. (TrIPs Obligated Group) Series 2025 5.50%, 07/01/2045	$1,535	$1,664,155
Build NYC Resource Corp. (Zeta Charter Schools Obligated Group) Series 2026 5.00%, 06/01/2036(a)	6,250	6,648,971
City of New York NY (City of New York NY) Series 2016-C 5.00%, 08/01/2028	11,165	11,189,158
Series 2016-E 5.00%, 08/01/2026	2,400	2,428,780
5.00%, 08/01/2027	1,495	1,512,044
Series 2018-A 5.00%, 08/01/2026	7,690	7,782,215
Series 2018-D 5.00%, 12/01/2038	9,665	10,210,157
Series 2020-A 5.00%, 08/01/2026	2,185	2,211,202
Series 2020-C 4.00%, 08/01/2037	3,445	3,553,997
4.00%, 08/01/2039	1,450	1,481,747
5.00%, 08/01/2026	3,000	3,035,975
Series 2021 1.216%, 08/01/2026	5,360	5,305,744
1.396%, 08/01/2027	4,950	4,796,252
1.623%, 08/01/2028	3,255	3,104,330
Series 2021-F 4.00%, 03/01/2040	1,000	1,021,211
Series 2023 5.00%, 08/01/2036	2,500	2,862,981
5.00%, 08/01/2040	1,000	1,115,801
5.00%, 08/01/2043	5,000	5,420,738
Series 2023-E 5.25%, 04/01/2044	4,000	4,356,610
Series 2024-A 5.00%, 08/01/2026	1,000	1,011,992
5.00%, 08/01/2029	1,065	1,166,602
Series 2024-B 5.00%, 09/01/2027	5,000	5,217,115
Series 2024-C 4.61%, 09/01/2037	2,000	2,003,723
5.00%, 03/01/2026	2,000	2,000,000
5.00%, 09/01/2044	1,000	1,082,564
Series 2024-I 5.00%, 04/01/2034	7,000	8,237,766
Series 2025-A 5.00%, 08/01/2035	2,000	2,379,211
Series 2025-B 5.00%, 08/01/2028	9,745	10,409,796
Series 2025-D 5.00%, 10/01/2030	4,060	4,549,883
Series 2025-G 5.00%, 02/01/2032	2,000	2,293,525

	Principal Amount (000)	U.S. $ Value

AG Series 2024-A 5.00%, 08/01/2026	$4,985	$5,045,818
AG Series 2024-C 5.00%, 10/01/2026	5,310	5,401,093
5.00%, 10/01/2027	1,000	1,046,589
City of New York NY (Prerefunded - US Treasuries) Series 2021 1.216%, 08/01/2026	640	632,915
1.623%, 08/01/2028	745	710,256
City of Yonkers NY (City of Yonkers NY) AG Series 2024-A 5.00%, 02/15/2037	1,100	1,251,835
5.00%, 02/15/2040	1,000	1,115,607
5.00%, 02/15/2041	2,120	2,350,660
County of Nassau NY (County of Nassau NY) Series 2017-C 5.00%, 10/01/2026	2,220	2,258,408
Series 2024-A 5.00%, 04/01/2040	5,705	6,526,749
5.00%, 04/01/2041	2,855	3,240,609
5.00%, 04/01/2043	6,280	6,978,111
County of Suffolk NY (County of Suffolk NY) Series 2022 5.00%, 09/01/2029	1,770	1,946,701
Dutchess County Local Development Corp. (Bard College) Series 2020-A 5.00%, 07/01/2040	2,400	2,471,897
Series 2020-B 5.918%, 07/01/2039	4,855	4,955,374
Empire State Development Corp. (Prerefunded - US Govt Agencies) Series 2016-A 5.00%, 03/15/2028	5,010	5,015,387
Empire State Development Corp. (State of New York Pers Income Tax) Series 2017 5.00%, 03/15/2031	5,000	5,136,540
Series 2020-E 5.00%, 03/15/2026	10,000	10,010,505
Series 2022 5.00%, 09/15/2029	6,830	7,523,407
Hempstead Town Local Development Corp. (Evergreen Charter School) Series 2022-A 5.25%, 06/15/2042	4,000	4,111,290
Hudson Yards Infrastructure Corp. (Hudson Yards Infrastructure) Series 2017-A 5.00%, 02/15/2031	17,060	17,520,308
5.00%, 02/15/2032	5,590	5,738,265
Metropolitan Transportation Authority (Metropolitan Transportation Authority Dedicated Tax Fund) Series 2017-A 5.00%, 11/15/2031	2,060	2,127,037

	Principal Amount (000)	U.S. $ Value

Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2010 6.814%, 11/15/2040	$3,315	$3,794,909
Series 2016-D 5.00%, 11/15/2027	1,210	1,230,895
Series 2017 5.00%, 11/15/2027	5,050	5,289,176
5.00%, 11/15/2028	4,020	4,320,623
Series 2017-C 5.00%, 11/15/2027	9,140	9,572,884
5.00%, 11/15/2028	7,400	7,809,082
5.00%, 11/15/2029	1,790	1,888,659
5.00%, 11/15/2031	29,930	31,529,588
Series 2020-C 4.75%, 11/15/2045	1,000	1,011,740
Series 2021 2.889% (SOFR + 0.43%), 11/01/2026(b)	250	249,180
Series 2025 5.00%, 11/15/2035	2,815	3,356,409
5.00%, 11/15/2044	2,000	2,152,372
AG Series 2006-B 5.25%, 11/15/2026	5,000	5,108,559
AG Series 2021 3.259% (SOFR + 0.80%), 11/01/2032(b)	3,715	3,715,205
Metropolitan Transportation Authority Dedicated Tax Fund (Metropolitan Transportation Authority Dedicated Tax Fund) Series 2022-A 4.00%, 11/15/2038	3,000	3,088,730
Monroe County Industrial Development Corp./NY (Academy of Health Sciences Charter School) Series 2022 5.00%, 07/01/2032(a)	250	261,754
5.625%, 07/01/2042(a)	2,000	2,056,220
Monroe County Industrial Development Corp./NY (Eugenio Maria de Hostos Charter School) Series 2024 5.00%, 07/01/2044(a)	3,445	3,441,883
Monroe County Industrial Development Corp./NY (Rochester Regional Health Obligated Group) Series 2020 5.00%, 12/01/2028	1,210	1,281,238
Monroe County Industrial Development Corp./NY (St. Ann’s of Greater Rochester Obligated Group) Series 2019 4.00%, 01/01/2030	1,485	1,488,519
Monroe County Industrial Development Corp./NY (True North Rochester Prep Charter School) Series 2020 5.00%, 06/01/2040(a)	2,265	2,295,820
Nassau County Local Economic Assistance Corp. (Roosevelt Children’s Academy Charter School) Series 2023 4.00%, 07/01/2033	750	742,223

	Principal Amount (000)	U.S. $ Value

Nassau Health Care Corp. (Nassau Health Care Corp.) Series 2021 5.00%, 08/01/2029	$6,000	$6,575,938
New York City Health & Hospitals Corp. (New York City Health & Hospital Lease) Series 2025-A 5.00%, 02/15/2041	4,000	4,543,941
5.00%, 02/15/2042	1,000	1,122,936
New York City Housing Development Corp. (8 Spruce NY Owner LLC) Series 2024 4.00%, 12/15/2031	550	569,308
4.375%, 12/15/2031	1,070	1,105,128
5.25%, 12/15/2031	2,620	2,726,219
New York City Industrial Development Agency (Yankee Stadium LLC) AG Series 2020 4.00%, 03/01/2031	4,760	5,033,137
New York City Municipal Water Finance Authority (New York City Municipal Water Finance Authority) Series 2021-B 4.00%, 06/15/2039	2,000	2,082,971
Series 2023 5.00%, 06/15/2035	13,345	15,808,638
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2018-S 5.00%, 07/15/2031	2,065	2,203,210
5.00%, 07/15/2032	16,090	17,154,992
New York City Transitional Finance Authority Building Aid Revenue (State of New York State Lease) Series 2021-S 4.00%, 07/15/2040	2,500	2,527,055
New York City Transitional Finance Authority Building Aid Revenue (State of New York) Series 2025-S 5.00%, 07/15/2027	3,745	3,891,539
5.00%, 07/15/2028	2,500	2,674,658
New York City Transitional Finance Authority Future Tax Secured Revenue (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2016-B 5.00%, 08/01/2031	2,200	2,224,010
Series 2017-F 5.00%, 05/01/2032	1,220	1,256,886
Series 2020 5.00%, 11/01/2027	2,580	2,705,383
Series 2021-E 4.00%, 02/01/2038	3,750	3,861,568
4.00%, 02/01/2040	12,575	12,813,905
Series 2022 5.00%, 11/01/2026	4,000	4,077,798

	Principal Amount (000)	U.S. $ Value

Series 2023 5.50%, 05/01/2043	$5,000	$5,660,009
Series 2024 5.01%, 05/01/2034	2,000	2,101,808
Series 2025 5.00%, 05/01/2043	5,500	6,100,456
Series 2026 5.00%, 02/01/2028	1,250	1,319,746
5.00%, 11/01/2030	1,000	1,123,016
New York Energy Finance Development Corp. (Athene Annuity & Life Co.) Series 2025 5.00%, 07/01/2056	9,115	9,777,547
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.375%, 11/15/2040(a)	2,000	2,003,278
7.25%, 11/15/2044(a)	3,260	3,267,689
New York Liberty Development Corp. (One Bryant Park LLC) Series 2019 2.45%, 09/15/2069	20,000	19,043,574
2.625%, 09/15/2069	22,240	21,062,101
2.80%, 09/15/2069	6,470	6,097,100
New York Liberty Development Corp. (Port Authority of New York & New Jersey) Series 2021-1 3.00%, 02/15/2042	20,000	17,786,668
New York Power Authority (New York Power Authority SFP Transmission Project) AG Series 2023 5.25%, 11/15/2040	1,000	1,167,890
5.25%, 11/15/2041	1,000	1,154,403
New York State Dormitory Authority (Catholic Health System Obligated Group) Series 2019 5.00%, 07/01/2036	1,000	982,725
New York State Dormitory Authority (Garnet Health Medical Center Obligated Group) Series 2017 5.00%, 12/01/2026(a)	1,500	1,510,078
5.00%, 12/01/2034(a)	2,500	2,500,515
New York State Dormitory Authority (Icahn School of Medicine at Mount Sinai) Series 2015-A 5.00%, 07/01/2026	3,745	3,747,985
New York State Dormitory Authority (Iona College) Series 2022-2 5.00%, 07/01/2026	620	624,750
5.00%, 07/01/2027	325	334,188
5.00%, 07/01/2029	500	533,865
5.00%, 07/01/2030	300	325,494
5.00%, 07/01/2031	320	351,713
5.00%, 07/01/2032	280	311,130

	Principal Amount (000)	U.S. $ Value

New York State Dormitory Authority (Iona University) AG Series 2025 5.00%, 07/01/2039	$1,000	$1,148,102
5.00%, 07/01/2040	1,000	1,138,406
5.50%, 07/01/2044	1,250	1,399,556
New York State Dormitory Authority (Memorial Sloan-Kettering Cancer Center) Series 2025 5.00%, 07/01/2035	1,000	1,216,663
New York State Dormitory Authority (Montefiore Obligated Group) Series 2024 5.25%, 11/01/2041	2,150	2,345,415
5.25%, 11/01/2043	1,500	1,603,899
5.50%, 11/01/2044	2,900	3,135,494
New York State Dormitory Authority (Mount Sinai Hospital Obligated Group) Series 2025 5.00%, 07/01/2045	5,250	5,383,068
New York State Dormitory Authority (New York & Presbyterian Hospital Obligated Group) Series 2023 5.00%, 08/01/2036	4,250	4,946,756
New York State Dormitory Authority (New York State Dormitory Authority Lease) AG Series 2020 5.00%, 10/01/2026	3,045	3,096,632
5.00%, 10/01/2029	2,130	2,287,363
New York State Dormitory Authority (New York State Sales Tax) Series 2018-C 5.00%, 03/15/2040	2,000	2,087,794
Series 2024-B 5.00%, 03/15/2026	100	100,105
New York State Dormitory Authority (New York University) Series 2019-A 5.00%, 07/01/2032	2,975	3,230,639
New York State Dormitory Authority (Northwell Health Obligated Group) Series 2022 4.00%, 05/01/2039	2,500	2,542,081
4.00%, 05/01/2040	6,000	6,064,358
Series 2025 5.00%, 05/01/2027	2,300	2,372,003
5.00%, 05/01/2029	10,635	11,523,158
New York State Dormitory Authority (NYU Langone Hospitals Obligated Group) Series 2024 5.00%, 07/01/2030	1,600	1,790,653
5.00%, 07/01/2034	1,700	2,013,745
New York State Dormitory Authority (Pace University) Series 2024-A 5.25%, 05/01/2039	1,050	1,164,451
5.25%, 05/01/2042	1,325	1,428,298
5.25%, 05/01/2044	1,050	1,111,004
5.50%, 05/01/2049	1,500	1,570,761

	Principal Amount (000)	U.S. $ Value

New York State Dormitory Authority (Prerefunded - US Govt Agencies) Series 2021 1.187%, 03/15/2026	$5,500	$5,494,611
New York State Dormitory Authority (Prerefunded - US Treasuries) Series 2022-A 5.00%, 03/15/2026	215	215,227
AG Series 2020 5.00%, 10/01/2026	5	5,081
5.00%, 10/01/2029	5	5,350
New York State Dormitory Authority (Rochester Institute of Technology) Series 2020-A 5.00%, 07/01/2026	1,000	1,009,165
New York State Dormitory Authority (St. John’s University/NY) Series 2021-A 4.00%, 07/01/2031	1,400	1,501,630
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2009 5.628%, 03/15/2039	2,430	2,525,186
Series 2017-B 5.00%, 02/15/2037	5,520	5,699,959
Series 2019-A 5.00%, 03/15/2026	4,500	4,504,727
Series 2021-A 4.00%, 03/15/2039	1,000	1,022,625
Series 2021-E 4.00%, 03/15/2037	4,645	4,841,427
Series 2022-A 4.00%, 03/15/2039	2,000	2,054,487
Series 2024-A 5.00%, 03/15/2026	170	170,179
5.00%, 03/15/2046	3,000	3,197,451
New York State Dormitory Authority (State University of New York Dormitory Facilities Revenue) Series 2020 2.985%, 07/01/2040	2,000	1,665,494
New York State Dormitory Authority (Wagner College) Series 2022 5.00%, 07/01/2035	1,000	967,953
5.00%, 07/01/2037	1,000	958,915
5.00%, 07/01/2039	1,500	1,428,569
5.00%, 07/01/2042	1,630	1,529,684
New York State Dormitory Authority (White Plains Hospital Obligated Group) Series 2024 5.00%, 10/01/2035	1,300	1,446,761
5.00%, 10/01/2036	1,700	1,875,774
5.00%, 10/01/2037	1,800	1,969,947
New York State Energy Research & Development Authority (Rochester Gas & Electric) Series 2025 4.00%, 05/15/2032	6,800	7,063,566

	Principal Amount (000)	U.S. $ Value

New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority) Series 2019-B 5.00%, 06/15/2027	$445	$461,881
Series 2023 5.125%, 09/01/2050(a)	1,800	1,899,566
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2021-O 4.00%, 01/01/2042	5,750	5,811,423
New York State Thruway Authority (State of New York Pers Income Tax) Series 2022-A 5.00%, 03/15/2039	7,250	8,106,661
Series 2025-A 5.00%, 03/15/2045	5,645	6,141,080
New York Transportation Development Corp. (American Airlines, Inc.) Series 2016 5.00%, 08/01/2026	375	375,432
Series 2021 2.25%, 08/01/2026	420	418,812
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2030	24,485	25,376,540
5.00%, 01/01/2032	2,355	2,436,929
5.00%, 01/01/2034	1,630	1,682,461
5.00%, 01/01/2036	2,000	2,057,106
Series 2023 5.625%, 04/01/2040	4,165	4,457,808
6.00%, 04/01/2035	1,500	1,673,849
New York Transportation Development Corp. (Elevated Accessibility Enhancements Holding) Series 2023 6.971%, 06/30/2051	2,000	2,081,268
New York Transportation Development Corp. (Empire State Thruway Partners) Series 2021 4.00%, 10/31/2034	500	511,227
4.00%, 10/31/2041	2,075	2,047,171
New York Transportation Development Corp. (JFK Intl Air Terminal) Series 2020 5.00%, 12/01/2027	2,210	2,295,617
5.00%, 12/01/2030	1,010	1,110,165
5.00%, 12/01/2031	400	438,031
5.00%, 12/01/2032	1,035	1,127,459
5.00%, 12/01/2035	1,000	1,072,418
5.00%, 12/01/2036	1,050	1,120,191
Series 2022 5.00%, 12/01/2027	2,115	2,196,937
5.00%, 12/01/2031	2,035	2,266,051
5.00%, 12/01/2039	4,580	4,914,746
5.00%, 12/01/2040	3,310	3,529,952
5.00%, 12/01/2042	2,860	3,021,700

	Principal Amount (000)	U.S. $ Value

New York Transportation Development Corp. (JFK NTO LLC) Series 2024 5.25%, 06/30/2043	$8,500	$9,033,729
5.25%, 06/30/2044	10,895	11,467,129
Series 2025 6.00%, 06/30/2044	2,650	2,967,735
AG Series 2023 5.50%, 06/30/2043	2,250	2,407,806
5.50%, 06/30/2044	2,500	2,655,668
AG Series 2024 4.25%, 06/30/2042	10,000	10,022,356
New York Transportation Development Corp. (Laguardia Gateway Partners) Series 2016-A 5.25%, 01/01/2050	2,535	2,535,893
Onondaga Civic Development Corp. (Crouse Health Hospital Obligated Group) Series 2024 5.00%, 08/01/2033	825	839,416
Onondaga Civic Development Corp. (Le Moyne College) Series 2022 4.00%, 07/01/2034	300	308,112
4.00%, 07/01/2036	350	355,047
4.00%, 07/01/2039	450	449,255
Port Authority of New York & New Jersey (Port Authority of New York & New Jersey) Series 2017 5.00%, 10/15/2028	6,925	7,097,414
Series 2018-2 5.00%, 09/15/2026	1,000	1,013,075
5.00%, 09/15/2027	5,300	5,497,981
5.00%, 09/15/2028	8,000	8,367,043
5.00%, 09/15/2031	5,000	5,226,765
5.00%, 09/15/2033	5,335	5,564,852
Series 2019 5.00%, 11/01/2039	9,000	9,497,496
Series 2020-2 5.00%, 07/15/2033	3,000	3,256,047
5.00%, 07/15/2034	4,860	5,253,181
5.00%, 07/15/2035	5,095	5,484,123
Series 2022-2 5.00%, 08/01/2030	7,185	7,928,921
5.00%, 08/01/2035	1,390	1,558,040
Series 2023-2 5.00%, 12/01/2036	1,750	1,972,646
5.00%, 12/01/2038	2,000	2,215,412
5.00%, 12/01/2041	1,005	1,096,872
Saratoga County Capital Resource Corp. (Washington Saratoga Warren Hamilton & Essex Boces) Series 2025 4.875%, 07/01/2044	6,000	6,318,917
State of New York (State of New York) Series 2023-A 5.00%, 03/15/2026	1,395	1,396,543
5.00%, 03/15/2031	5,600	6,411,135
5.00%, 03/15/2032	1,815	2,119,271
5.00%, 03/15/2033	1,750	2,077,085
5.00%, 03/15/2036	1,500	1,754,700

	Principal Amount (000)	U.S. $ Value

5.00%, 03/15/2038	$1,500	$1,728,022
5.00%, 03/15/2039	2,000	2,291,064
5.00%, 03/15/2040	2,250	2,560,216
Series 2023-C 5.00%, 03/15/2037	1,670	1,937,741
Suffolk County Economic Development Corp. (Peconic Landing at Southold) Series 2020 5.00%, 12/01/2029	500	519,249
5.00%, 12/01/2034	1,000	1,040,658
Suffolk Regional Off-Track Betting Corp. (Suffolk Regional Off-Track Betting) Series 2024 5.75%, 12/01/2044	4,300	4,440,313
Suffolk Tobacco Asset Securitization Corp. (Suffolk Tobacco Asset Securitization) Series 2021 4.00%, 06/01/2035	2,300	2,318,101
4.00%, 06/01/2036	2,425	2,432,632
4.00%, 06/01/2038	1,000	982,643
4.00%, 06/01/2050	1,970	1,804,163
5.00%, 06/01/2034	2,275	2,457,610
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021 5.00%, 05/15/2050	15,035	15,113,749
Series 2021-A 2.511%, 05/15/2035	10,000	8,688,266
Series 2022 3.509% (SOFR + 1.05%), 04/01/2026(b)	7,500	7,502,531
5.00%, 05/15/2041	1,750	1,917,740
Series 2023 5.25%, 11/15/2042	10,420	11,741,794
Series 2024 5.00%, 11/15/2033	3,000	3,576,911
Series 2024-B 5.00%, 03/15/2027	5,000	5,152,681
Series 2025 5.00%, 03/15/2027	13,850	14,272,928
Series 2026 5.00%, 02/01/2028	3,500	3,693,934
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2025-A 5.00%, 02/01/2028	10,865	11,460,723
5.00%, 03/01/2028	2,500	2,642,985
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute) Series 2020 4.00%, 09/01/2040	1,190	1,196,906
5.00%, 09/01/2031	2,570	2,825,813
5.00%, 09/01/2032	7,890	8,652,457
5.00%, 09/01/2033	3,010	3,288,064
5.00%, 09/01/2034	1,370	1,491,085

	Principal Amount (000)	U.S. $ Value

Trust for Cultural Resources of The City of New York (The) (Lincoln Center for the Performing Arts) Series 2016-A 5.00%, 12/01/2026	$13,175	$13,452,670
Series 2020 4.00%, 12/01/2033	1,160	1,223,891
5.00%, 12/01/2031	1,800	2,018,471
5.00%, 12/01/2032	2,000	2,231,884
Westchester County Local Development Corp. (Kendal on Hudson Obligated Group) Series 2022 5.00%, 01/01/2027	140	141,889
5.00%, 01/01/2032	520	551,734
5.00%, 01/01/2037	530	558,976
5.00%, 01/01/2041	720	754,220

		1,046,716,108

Alabama – 0.6%
Black Belt Energy Gas District (Pacific Life Insurance) Series 2024-C 5.00%, 05/01/2055	5,000	5,420,634
Series 2026-F 5.00%, 12/01/2035	1,220	1,341,317
Southeast Energy Authority A Cooperative District (Athene Annuity & Life Co.) Series 2025-A 5.00%, 01/01/2056	1,000	1,052,329

		7,814,280

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 6.50%, 09/01/2028(a)	670	700,177

California – 0.1%
California Community Choice Financing Authority (Goldman Sachs Group) Series 2023 5.25%, 11/01/2054	1,215	1,310,294

Colorado – 0.0%
Vauxmont Metropolitan District (Vauxmont Metropolitan District) AG Series 2020 5.00%, 12/01/2050	160	162,560

Connecticut – 0.7%
State of Connecticut (State of Connecticut) Series 2018-C 5.00%, 06/15/2027	4,715	4,890,801
Series 2018-F 5.00%, 09/15/2027	4,025	4,203,978

		9,094,779

Florida – 0.0%
County of Osceola FL Transportation Revenue (County of Osceola FL Transportation Revenue) Series 2020-A Zero Coupon, 10/01/2030	100	85,714

	Principal Amount (000)	U.S. $ Value

Zero Coupon, 10/01/2032	$100	$79,381
Zero Coupon, 10/01/2033	100	76,217
Zero Coupon, 10/01/2034	110	80,329

		321,641

Georgia – 0.6%
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2021-C 4.00%, 05/01/2052	2,440	2,512,263
Series 2025-B 5.00%, 12/01/2055	2,000	2,179,994
Municipal Electric Authority of Georgia (Municipal Electric Authority of Georgia) Series 2019 5.00%, 01/01/2031	905	957,339
5.00%, 01/01/2032	565	597,046
Municipal Electric Authority of Georgia (PowerSouth Energy Cooperative) Series 2019 5.00%, 01/01/2035	1,185	1,232,894

		7,479,536

Guam – 2.0%
Antonio B Won Pat International Airport Authority (Antonio B Won Pat Intl Airport Authority) Series 2021-A 3.099%, 10/01/2028	1,430	1,397,207
Series 2023 5.125%, 10/01/2034	250	278,153
5.25%, 10/01/2031	1,025	1,125,771
5.25%, 10/01/2035	265	295,988
5.375%, 10/01/2033	525	593,155
Series 2024-A 5.00%, 10/01/2028	325	339,234
5.00%, 10/01/2030	855	917,286
5.00%, 10/01/2032	1,875	2,055,386
Guam Government Waterworks Authority (Guam Govt Waterworks Authority) Series 2017 5.00%, 07/01/2028	1,250	1,287,029
Guam Government Waterworks Authority (Guam Waterworks Authority Water & Wastewater System) Series 2024-A 5.00%, 07/01/2045	1,100	1,145,638
Guam Government Waterworks Authority (Guam Waterworks Authority Water And Wastewater System) Series 2025-A 5.25%, 07/01/2041	1,050	1,160,827
Guam Power Authority (Guam Power Authority) Series 2017-A 5.00%, 10/01/2026	1,225	1,239,596
5.00%, 10/01/2027	1,230	1,269,580

	Principal Amount (000)	U.S. $ Value

Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2026	$1,150	$1,167,207
5.00%, 12/01/2029	770	780,000
5.00%, 12/01/2030	1,000	1,012,715
5.00%, 12/01/2032	925	935,895
5.00%, 12/01/2033	1,725	1,745,023
5.00%, 12/01/2034	1,250	1,264,272
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 5.00%, 01/01/2030	1,250	1,347,479
Territory of Guam (Territory of Guam) Series 2019 5.00%, 11/15/2031	175	186,077
Series 2025-G 5.00%, 01/01/2032	2,000	2,218,548
5.00%, 01/01/2033	2,500	2,802,956

		26,565,022

Illinois – 0.2%
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 5.00%, 09/01/2034	100	100,609
Metropolitan Pier & Exposition Authority (Metropolitan Pier & Exposition Authority) Series 2017-B 5.00%, 12/15/2028	2,000	2,076,184

		2,176,793

Indiana – 0.0%
City of Fort Wayne IN (Do Good Foods Fort Wayne Obligated Group) 10.75%, 12/01/2029(c) (d)	32	3

Kentucky – 0.1%
City of Ashland KY (Royal Blue Health Obligated Group) Series 2019 5.00%, 02/01/2027	375	382,552
5.00%, 02/01/2030	210	226,536
5.00%, 02/01/2031	275	297,133

		906,221

Michigan – 1.1%
City of Detroit MI (City of Detroit MI) Series 2018 5.00%, 04/01/2029	250	261,308
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project) Series 2018 5.00%, 12/31/2029	8,600	9,027,702
5.00%, 12/31/2030	4,000	4,192,015
5.00%, 06/30/2032	1,690	1,767,236

		15,248,261

	Principal Amount (000)	U.S. $ Value

Missouri – 0.0%
Howard Bend Levee District (Howard Bend Levee District) XLCA Series 2005 5.75%, 03/01/2027	$275	$282,432

Nebraska – 0.8%
Central Plains Energy Project (Goldman Sachs Group) Series 2022-1 5.00%, 05/01/2053	10,000	10,641,636

New Jersey – 2.1%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2027	5,000	5,036,788
Series 2018-A 5.00%, 06/15/2028	11,680	11,769,524
New Jersey Transportation Trust Fund Authority (Prerefunded - US Treasuries) Series 2019-B 5.00%, 06/15/2030	230	248,455
New Jersey Transportation Trust Fund Authority (State of New Jersey Lease) Series 2018-A 5.00%, 12/15/2030	3,360	3,605,927
Series 2024-A 5.00%, 06/15/2042	4,805	5,351,301
New Jersey Transportation Trust Fund Authority (State of New Jersey) Series 2019-B 5.00%, 06/15/2030	1,270	1,364,567

		27,376,562

Puerto Rico – 1.0%
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2021-A Zero Coupon, 07/01/2033	2,420	1,789,059
5.625%, 07/01/2029	760	811,791
Series 2022-C Zero Coupon, 11/01/2043	771	526,500
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico Commonwealth Aqueduct & Sewer Authority) Series 2020-A 5.00%, 07/01/2030(a)	3,090	3,294,412
5.00%, 07/01/2035(a)	2,310	2,412,989
Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) AG Series 2007-V 5.25%, 07/01/2031	1,390	1,438,379

	Principal Amount (000)	U.S. $ Value

Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.25%, 01/01/2040	$1,000	$1,155,989
6.50%, 01/01/2041	1,250	1,453,453
6.75%, 01/01/2045	1,000	1,145,574

		14,028,146

South Carolina – 0.4%
South Carolina Public Service Authority (South Carolina Public Service Authority) Series 2020-A 5.00%, 12/01/2043	1,500	1,586,514
Series 2021-B 4.00%, 12/01/2038	2,125	2,187,365
5.00%, 12/01/2040	1,000	1,084,389

		4,858,268

Tennessee – 0.1%
Tennessee Energy Acquisition Corp. (Massachusetts Mutual Life Insurance) Series 2026-A 5.00%, 11/01/2034	1,930	2,137,750

Texas – 0.2%
Texas Municipal Gas Acquisition & Supply Corp. V (Bank of America Corp.) Series 2024 5.00%, 01/01/2055	2,000	2,188,521

Washington – 0.1%
Washington State Housing Finance Commission (WSHFC 2021-1) Series 2021-1, Class A 3.50%, 12/20/2035	915	908,069
Series 2021-1, Class X 0.727%, 12/20/2035(e)	916	33,963

		942,032

Wisconsin – 0.2%
Wisconsin Public Finance Authority (UMA Education, Inc.) Series 2019 5.00%, 10/01/2026(a)	1,050	1,059,650
5.00%, 10/01/2027(a)	1,090	1,117,217
5.00%, 10/01/2028(a)	900	936,877
5.00%, 10/01/2029(a)	275	289,896

		3,403,640

Total Long-Term Municipal Bonds (cost $1,176,841,850)		1,184,354,662

Short-Term Municipal Notes – 9.9%
New York – 9.9%
Build NYC Resource Corp. (Asia Society/The) Series 2015 1.92%, 04/01/2045(f)	1,585	1,585,000

	Principal Amount (000)	U.S. $ Value

City of Buffalo NY (City of Buffalo NY) Series 2025-A 4.00%, 09/30/2026	$5,000	$5,049,144
City of New Rochelle NY (City of New Rochelle NY) Series 2025 4.00%, 12/09/2026	8,000	8,103,963
City of New York NY (City of New York NY) Series 2015 1.90%, 06/01/2044(f)	2,215	2,215,000
Series 2022-A 1.90%, 09/01/2049(f)	3,900	3,900,000
City of Rochester NY (City of Rochester NY) Series 2025-I 4.00%, 07/30/2026	3,000	3,020,887
Connetquot Central School District of Islip (Connetquot Central School District of Islip) Series 2025 4.00%, 06/18/2026	1,000	1,005,161
County of Suffolk NY (County of Suffolk NY) Series 2025 4.00%, 07/24/2026	11,000	11,078,873
Dutchess County Industrial Development Agency (Marist College) Series 2008 1.92%, 07/01/2038(f)	1,105	1,105,000
Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2015 1.87%, 11/01/2026(f)	100	100,000
Series 2021-E 1.75%, 11/01/2035(f)	6,710	6,710,000
New York City Housing Development Corp. (201 Pearl LLC) Series 2006-A 1.90%, 10/15/2041(f)	250	250,000
New York City Housing Development Corp. (New York City Housing Development) Series 2012-A 1.82%, 09/01/2049(f)	1,000	1,000,000
New York State Housing Finance Agency (8 East 102nd Street LLC) Series 2023 1.85%, 05/01/2044(f)	5,790	5,790,000
New York State Housing Finance Agency (DD 11th Avenue LLC) Series 2009 2.05%, 05/15/2041(f)	1,075	1,075,000

	Principal Amount (000)	U.S. $ Value

New York State Housing Finance Agency (Liberty Street Realty LLC) Series 2005 2.14%, 05/01/2035(f)	$3,473	$3,473,000
New York State Housing Finance Agency (New York State Housing Finance Agency) Series 2006 2.05%, 11/15/2036(f)	7,800	7,800,000
Series 2009 1.70%, 05/15/2039(f)	400	400,000
Nuveen New York AMT-Free Quality Municipal Income Fund (Nuveen New York AMT-Free Quality Municipal Income Fund) Series 2017 2.33%, 05/01/2047(a) (f)	7,200	7,200,000
Town of Oyster Bay NY (Town of Oyster Bay NY) Series 2025 4.00%, 03/06/2026	13,000	13,002,358
4.00%, 08/21/2026	15,150	15,273,074
Series 2026 4.00%, 03/05/2027(g)	12,000	12,215,927
Town of Tonawanda NY (Town of Tonawanda NY) Series 2025 4.00%, 08/21/2026	1,770	1,783,956
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2025 5.00%, 05/15/2026	5,125	5,154,643
Trust for Cultural Resources of The City of New York (The) (New York Botanical Garden/The) Series 2009 1.83%, 07/01/2032(f)	6,385	6,385,000
Trust for Cultural Resources of The City of New York (The) (Pierpont Morgan Library) Series 2004 1.85%, 02/01/2034(f)	5,465	5,465,000

Total Short-Term Municipal Notes (cost $130,077,774)		130,140,986

Total Municipal Obligations (cost $1,306,919,624)		1,314,495,648

GOVERNMENTS - TREASURIES – 0.2%
United States – 0.2%
U.S. Treasury Notes 2.625%, 02/15/2029 (cost $2,428,553)	2,377	2,325,746

ASSET-BACKED SECURITIES – 0.0%
Autos - Fixed Rate – 0.0%
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(a) (cost $387,465)	387	391,890

	Principal Amount (000)	U.S. $ Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.0%
Risk Share Floating Rate – 0.0%
Federal National Mortgage Association Connecticut Avenue Securities Series 2016-C02, Class 1M2 9.782% (CME Term SOFR + 6.11%), 09/25/2028(b) (cost $1,137)	$1	$1,142

Total Investments – 99.7% (cost $1,309,736,779)(h)		1,317,214,426
Other assets less liabilities – 0.3%		4,045,370

Net Assets – 100.0%		$1,321,259,796

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	25,120	10/15/2028	CPI#	2.565%	Maturity	$55,992	$(49,286)	$105,278
USD	22,000	10/15/2029	2.569%	CPI#	Maturity	(106,372)	6,107	(112,479)
USD	21,500	10/15/2029	2.485%	CPI#	Maturity	(15,238)	86,321	(101,559)
USD	17,177	10/15/2029	2.516%	CPI#	Maturity	(38,367)	45,241	(83,608)
USD	17,162	10/15/2029	2.499%	CPI#	Maturity	(23,978)	58,203	(82,181)
USD	17,161	10/15/2029	2.451%	CPI#	Maturity	16,292	94,672	(78,380)
USD	26,380	10/15/2030	CPI#	2.531%	Maturity	126,475	(22,004)	148,479

						$14,804	$219,254	$(204,450)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	25,000	01/15/2027	1 Day SOFR	2.540%	Annual	$(234,595)	$(205,771)	$(28,824)
USD	17,500	10/15/2029	1 Day SOFR	3.785%	Annual	356,615	268,150	88,465
USD	7,600	10/15/2030	1 Day SOFR	4.082%	Annual	288,359	229,586	58,773
USD	10,400	12/02/2032	1 Day SOFR	3.427%	Annual	44,720	—	44,720
USD	8,200	06/15/2034	3.543%	1 Day SOFR	Annual	(25,035)	29,493	(54,528)
USD	9,620	08/15/2034	3.314%	1 Day SOFR	Annual	138,487	200,999	(62,512)

						$568,551	$522,457	$46,094

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank, NA	USD	16,980	10/09/2029	1.125%	1 Week SIFMA*	Quarterly	$688,937	$—	$688,937

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 28, 2026, the aggregate market value of these securities amounted to $47,528,235 or 3.6% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at February 28, 2026.
(c)	Non-income producing security.
(d)	Defaulted.
(e)	IO - Interest Only.
(f)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(g)	When-Issued or delayed delivery security.
(h)

As of February 28, 2026, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $23,538,970 and gross unrealized depreciation of investments was $(15,530,742), resulting in net unrealized appreciation of $8,008,228.

As of February 28, 2026, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 5.5% and 0.0%, respectively.

Glossary:

AG – Assured Guaranty Inc.

AMT – Alternative Minimum Tax (subject to)

CME – Chicago Mercantile Exchange

SOFR – Secured Overnight Financing Rate

XLCA – XL Captial Assurance Inc.

AB Active ETFs, Inc.

AB New York Intermediate Municipal ETF

February 28, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2026:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$1,184,354,662	$—	$1,184,354,662
Short-Term Municipal Notes	—	130,140,986	—	130,140,986
Governments - Treasuries	—	2,325,746	—	2,325,746
Asset-Backed Securities	—	391,890	—	391,890
Collateralized Mortgage Obligations	—	1,142	—	1,142

Total Investments in Securities	—	1,317,214,426	—	1,317,214,426
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	198,759	—	198,759
Centrally Cleared Interest Rate Swaps	—	828,181	—	828,181
Interest Rate Swaps	—	688,937	—	688,937
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(183,955)	—	(183,955)
Centrally Cleared Interest Rate Swaps	—	(259,630)	—	(259,630)

Total	$—	$1,318,486,718	$—	$1,318,486,718

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.